Vessels - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels owned	55
Property, Plant and Equipment, Additions	$ 207,000,000
Payments For Vessels Under Construction	217,033,000	$ 408,307,000	$ 875,970,000
Stock Issued During Period, Value, Purchase of Assets	7,377,000
Gain (Loss) on Disposition of Assets	17,701,000	12,433,000	422,937,000
Proceeds from Sale of Property, Plant, and Equipment	44,340,000	271,376,000	281,050,000
Write off of deferred financing costs	$ 470,000	$ 3,781,000	$ 16,085,000
Kamsarmax
Property, Plant and Equipment [Line Items]
Number of vessels owned	18
Aggregate Purchase Price of New Vessels	$ 25,500,000
Purchase price paid for New Vessels	$ 6,700,000
Vessels sold	2
Ultramax
Property, Plant and Equipment [Line Items]
Number of vessels owned	37
Vessels acquired	9
Property, Plant and Equipment, Additions	$ 207,000,000
Payments For Vessels Under Construction	186,700,000
Stock Issued During Period, Value, Purchase of Assets	$ 20,300,000
Year vessel built 2014 | Ultramax
Property, Plant and Equipment [Line Items]
Vessels acquired	2
Year vessel built 2015 | Ultramax
Property, Plant and Equipment [Line Items]
Vessels acquired	4
Year vessel built 2016 | Ultramax
Property, Plant and Equipment [Line Items]
Vessels acquired	1
Year vessel built 2017 | Ultramax
Property, Plant and Equipment [Line Items]
Vessels acquired	2